Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Other Charges
Restructuring and other charges were comprised of the following:

For the year ended December 31,	2025	2024	2023
Layoff costs	$3	$10	$3
Net reversals of previously recorded layoff reserves	(3)	(3)	(1)
Pension and other post-retirement benefits - net settlements (G)	89	—	5
Non-cash asset impairments and accelerated depreciation	—	2	14
Net (gains) loss related to divestitures of assets and businesses	(6)	12	(1)
Other	1	—	3
Total restructuring and other charges	$84	$21	$23

Schedule of Restructuring and Other Charges by Reportable Segments, Pretax
Activity and reserve balances for restructuring charges were as follows:

	Layoff costs	Other exit costs	Total
Reserve balances at December 31, 2022	$6	$2	$8
2023 Activity
Cash payments	(3)	(3)	(6)
Restructuring and other charges	7	16	23
Other(1)	(5)	(13)	(18)
Reserve balances at December 31, 2023	$5	$2	$7
2024 Activity
Cash payments	$(8)	$(2)	$(10)
Restructuring and other charges	7	14	21
Other(2)	—	(14)	(14)
Reserve balances at December 31, 2024	$4	$—	$4
2025 Activity
Cash payments	$(3)	$(2)	$(5)
Restructuring and other charges (credits)	89	(5)	84
Other(3)	(89)	7	(82)
Reserve balances at December 31, 2025	$1	$—	$1
(1)In 2023, other for layoff costs included $5 in settlement accounting charges related to U.S. and Canadian pension plans; while other for other exit costs included charges of $12 related to the impairment of assets and a $2 charge for accelerated depreciation which was offset by a gain of $1 on the sale of assets.
(2)In 2024, other for other exit costs included a net loss of $13 on the sale of a small U.K. manufacturing facility and a charge of $2 for accelerated depreciation, partially offset by a gain on the sale of assets at a small U.K. manufacturing facility in Engine Products of $1.
(3)In 2025, other for layoff costs included $89 in settlement accounting charges related to U.K. and Canadian pension plans; while other for other exit costs were primarily due to a gain on the sale of assets at a small U.K. manufacturing facility in Engineered Structures of $3 and a gain on the sale of assets at a previously closed facility in Forged Wheels of $2.
The remaining reserves as of December 31, 2025 are expected to be paid in cash during 2026.